Note 17 - Interest and Finance Costs:	12 Months Ended
Dec. 31, 2011
Interest And Finance Costs [Text Block]
17.        Interest and Finance Costs:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

Interest and Finance Costs	Year Ended December 31,
	2009	2010	2011
Interest on debt (Note 11)	7,665	7,428	7,152
Less: Capitalized interest	(1,461)
Commitment fees	153
Bank charges	304	56	(96)
Amortization and write-off of financing fees	1,789	1,653	1,365
Amortization of debt discount		1,464	3,965
Total	8,450	10,601	12,386